ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 16, 2016

To the Statement of Additional Information (“SAI”) dated April 30, 2016, as supplemented on May 27, 2016 and July 1, 2016

Each Fund’s Board of Trustees (the “Board”) has appointed three new Trustees to serve on the Board, two of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Funds or SSGA Funds Management, Inc. (“SSGA FM”), and one of whom is an “interested person.” Therefore, the SAI dated April 30, 2016, as supplemented, is revised as follows:

On pages 65-70 of the SAI, under the section entitled “Management of the Funds - Trustees and Officers,” the tables entitled “Interested Trustees and Executive Officers” and “Non-Interested Trustees” are deleted in their entirety and replaced with the following:

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jeanne M. La Porta State Street Global Advisors 1600 Summer Street, Stamford, CT 06905 YOB: 1965	Trustee	Until successor is elected and qualified – 2 years	Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of Elfun Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.	24	Director of GE Investments Funds, Inc. since 2014; Trustee of GE Institutional Funds, GE RSP Mutual Funds since 2014; Director of GE Investment Distributors, Inc. from June 2011 to June 2016.

James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Until successor is elected and qualified - less than 1 year	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	306	Trustee, State Street Institutional Investment Trust; Trustee, State Street Master Funds; Trustee, SSGA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active ETF Trust; and Trustee, SSGA Master Trust.
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Until successor is elected and qualified – less than 1 year	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present).*	N/A	N/A
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer	Until successor is elected and qualified – less than 1 year	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).	N/A	N/A
Robert Herlihy State Street Global Advisors 1600 Summer Street, Stamford, CT 06905 YOB: 1968	Deputy Chief Compliance Officer	Until successor is elected and qualified – less than 1 year	Managing Director at State Street Global Advisors since July 2016; Chief Compliance Officer of GE Institutional Funds, GE Investments Funds, Inc. and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; Manager of Fund Administration at GEAM from March 2002 to 2005.	N/A	N/A

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Until successor is elected and qualified – less than 1 year	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).	N/A	N/A
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Until successor is elected and qualified – less than 1 year	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Until successor is elected and qualified – less than 1 year	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 –present).*	N/A	N/A
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Until successor is elected and qualified – less than 1 year	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A
Arthur A. Jensen State Street Global Advisors 1600 Summer Street, Stamford, CT 06905 YOB: 1967	Deputy Treasurer	Until successor is elected and qualified – less than 1 year	Vice President at State Street Global Advisors since July 2016; Treasurer of GE Institutional Funds, GE Investments Funds, Inc. and GE RSP Mutual Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.	N/A	N/A

* Served	in various capacities and/or with various affiliated entities during noted time period.

NON-INTERESTED TRUSTEES
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Until successor is elected and qualified - less than 1 year	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Trustee and Co-Chairman of the Audit Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Audit Committee, State Street Master Funds; Trustee and Co-Chairman of the Audit Committee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust; Director, Marshall Financial Group, Inc.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee	Until successor is elected and qualified - less than 1 year	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Trustee and Co-Chairman, State Street Institutional Investment Trust; Trustee and Co-Chairman, State Street Master Funds; Trustee and Co-Chairman, SSGA Funds; Trustee and Co-Chairman, State Street Navigator Securities Lending Trust; Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Boyan c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee	Until successor is elected and qualified - less than 1 year	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Trustee and Co-Chairman of the Valuation Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Valuation Committee, State Street Master Funds; Trustee and Co-Chairman of the Valuation Committee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust; Former Trustee of Old Mutual South Africa Master Trust.

Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Until successor is elected and qualified - less than 1 year	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009).	75	Trustee, State Street Institutional Investment Trust; Trustee, State Street Master Funds; Trustee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Until successor is elected and qualified -less than 1 year	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75

Trustee and Co-Chairman of the Qualified Legal and Compliance Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee, State Street Master Funds; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee, SSGA Funds;

Trustee, State Street Navigator Securities Lending Trust; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-present), Chairman (January 2014 – present).

Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee	Until successor is elected and qualified - less than 1 year	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 –2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee, State Street Master Funds; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust.

Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee	Until successor is elected and qualified - less than 1 year	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007).	75	Trustee and Co-Chairman of the Audit Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Audit Committee, State Street Master Funds; Trustee and Co-Chairman of the Audit Committee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust.

On pages 70-72 of the SAI, under the section entitled “Management of the Funds - Trustees and Officers,” the Trustees’ biographies are deleted in their entirety and replaced with the following:

•	Jeanne M. La Porta - In addition to her service as a board member of various other funds advised by SSGA FM, Ms. La Porta is a Senior Managing Director at State Street Global Advisors and President of GE Institutional Funds and GE Investments Funds, Inc. She worked at GEAM from 1997 to July 2016, and held various positions at GEAM, including Senior Vice President and Commercial Operations Leader, Senior Vice President and Commercial Administrative Officer, Senior Vice President and Deputy General Counsel and Vice President and Associate General Counsel.

•	William L. Marshall - Mr. Marshall is an experienced business executive with over 46 years of experience in the financial services industry; his experience includes service as an advisor trustee or officer of various investment companies and charities. He has served on the Board of Trustees and related committees of SSGA Funds for 27 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	Patrick J. Riley - Mr. Riley is an experienced business executive with over 40 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related committees of SSGA Funds for 27 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	William L. Boyan - Mr. Boyan is an experienced business executive with over 43 years of experience in the insurance industry; his experience includes prior service as a trustee, director or officer of various investment companies and charities and an executive position with a major insurance company. He has served on the Board of Trustees and related committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	James E. Ross - Mr. Ross is an experienced business executive with over 26 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees of the State Street Institutional Investment Trust and the State Street Master Funds for 8 years and as President of the State Street Institutional Investment Trust and the State Street Master Funds for 9 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust. Mr. Ross is also a senior executive officer of State Street Global Advisors. Mr. Ross is also on the Board of Governors of the Investment Company Institute.

•	Michael A. Jessee - Mr. Jessee is an experienced business executive with approximately 39 years of experience in the banking industry. He previously served as President and Chief Executive Officer of the Federal Home Loan Bank of Boston as well as various senior executive positions of major banks. Mr. Jessee has served on the State Street Navigator Securities Lending Trust’s Board of Trustees and related committees for 20 years and possesses significant experience regarding the operations of registered investment companies.

•	Richard D. Shirk - Mr. Shirk is an experienced business executive with over 47 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related committees of SSGA Funds for 27 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	Rina K. Spence - Ms. Spence is an experienced business executive with over 35 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations of registered investment companies. She also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	Douglas T. Williams - Mr. Williams is an experienced business executive with over 42 years of experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Board of Trustees and related committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

      On page 72 of the SAI, under the section entitled “Management of the Funds - Trustees and Officers,” the sub-section entitled “Trustee Ownership of Securities of the Funds, Adviser and Distributor” is deleted in its entirety and replaced with the following:

Trustee Ownership of Securities of the Funds, Adviser and Distributor

As of September 1, 2016, none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or State Street Global Markets, LLC (“SSGM”), the Funds’ distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or SSGM.

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2015.

Name of Trustee	Dollar Range of Equity Securities Owned in each Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Fund Trustees
Patrick J. Riley	$0	$0
William L. Boyan	$0	$0
William L. Marshall	$0	$0
Rina K. Spence	$0	$0
Douglas T. Williams	$0	$0
Michael A. Jessee	$0	$0
Richard D. Shirk	$0	$0
Fund Trustees who are “Interested Persons” of the Funds
Jeanne M. La Porta	$0	$0
James E. Ross	$0	$0

On page 72 of the SAI, under the section entitled “Management of the Funds - Trustees and Officers,” the table entitled “Trustees’ Compensation” is deleted in its entirety and replaced with the following:

As of July 1, 2016, except as noted below, each Independent Trustee receives for his or her services to the Funds, the State Street Master Funds, the State Street Institutional Investment Trust, the SSGA Funds and the State Street Navigator Securities Lending Trust, a $170,000 annual base retainer in addition to $22,500 for each in-person meeting, $6,000 for each special in-person meeting and $2,500 for each telephonic meeting from the Funds. Each Fund pays a fixed allocation of $18,000. The Chairman receives an additional $50,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of pocket expenses in connection with meeting attendance. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of the Funds’ expenses.

Trustees’ Compensation

(for the year ended December 31, 2015)

Name of Trustee	Total Compensation from Each Fund	Total Compensation from all Investment Companies Managed by GEAM

Dmitri Stockton[1]	None	None

George A. Bicher[1]	None	None

Paul M. Colonna[1]	None	None

Greg Hartch[1]	None	None

Ralph R. Layman[1]	None	None

Matthew J. Simpson[1]	None	None

Donald W. Torey[1]	None	None

David Wiederecht[1]	None	None

Jeanne M. La Porta[1]	None	None

Matthew Zakrzewski[1]	None	None

William L. Marshall[2]	None	None

Patrick J. Riley[2]	None	None

William L. Boyan[2]	None	None

Rina K. Spence[2]	None	None

Douglas T. Williams[2]	None	None

James E. Ross[2]	None	None

Michael A. Jessee[2]	None	None

Richard D. Shirk[2]	None	None

1            As of December 31, 2015, Messrs. Stockton, Bicher, Colonna, Hartch, Layman, Simpson, Torey, Wiederecht and Zakrzewski and Ms. La Porta served as Trustee or Director of various investment companies advised by GEAM, including the Funds. Each of them was considered to be an interested person of each Fund, as defined under Section 2(a)(19) of the 1940 Act, and accordingly, served as a Trustee thereof without receiving compensation from the Funds. Messrs. Stockton, Bicher, Colonna, Hartch, Layman, Simpson, Torey, Wiederecht and Zakrzewski resigned as Trustees to the Funds effective as of June 30, 2016.

2            Messrs. Marshall and Riley were appointed as Trustees to each Board in April 2016 and elected to serve as Trustees to each Board by unitholders of each Fund in June 2016, Messrs. Boyan and Williams and Ms. Spence were elected as Trustees to each Board by unitholders of each Fund in June 2016 and Messrs. Ross, Jessee and Shirk were appointed as Trustees to each Board in July 2016. As of December 31, 2015, Messrs. Marshall, Riley, Boyan, Williams, Ross, Jessee and Shirk and Ms. Spence did not serve as Trustees or Directors of any registered investment company portfolios advised by GEAM, including the Funds. Accordingly, none of these Trustees received compensation from the Funds as of December 31, 2015.

This Supplement should be retained with your SAI for future reference.